Related Party Transactions - Car-Tcellkor Loan (Details) - USD ($)	Apr. 30, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	May 18, 2019
Related Party Transactions
Short-term debt, related parties		$ 1,442,500	$ 1,442,500	$ 19,973,000
Related party
Related Party Transactions
Short-term debt, related parties		1,442,500	1,442,500	19,973,000
Related party | Car-Tcellkor Loan
Related Party Transactions
Short-term debt, related parties		$ 0	$ 0	$ 800,000	$ 800,000
Consumption of outstanding principal	$ 800,000